Employee benefits - Cash award expenses related to tax effects (Details) - USD ($) $ in Thousands			12 Months Ended
	Sep. 28, 2022	Sep. 28, 2021	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of defined benefit plans [line items]
Cost of revenues			$ 714,233	$ 798,519	$ 666,501
Research and development			175,557	151,386	122,265
Sales and marketing			25,459	23,080	16,675
Total compensation recognized in income			162,943	146,809	103,357
Income tax benefit			41,098	110,657	$ 11,712
Cash award expenses
Disclosure of defined benefit plans [line items]
Cost of revenues			505	511
Research and development			20,792	5,876
General and administrative			2,250	678
Sales and marketing			4,147	1,223
Total compensation recognized in income			27,694	8,288
Income tax benefit			$ 5,641	$ 1,444
Total annual bonus cash payouts	$ 19,346	$ 47,657
Vested on grant date	$ 1,015	$ 1,582